Consolidated Statements of Cash Flows	3 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
Operating Activities
Loss for the year	$ (896,797)	$ (211,794)	$ (3,752,751)	$ (1,781,060)
Items not affecting cash:
Accrued interest and accretion			1,242,808	277,219
Accrued interest income	(260,000)		(693,333)
Depreciation	78,597	69,557	289,560	167,737
Deferred Tax Recovery				(1,144,080)
Foreign exchange	1,377	738	(59,265)	204,390
Income tax		123,555		239,358
(Gain) or loss of equity investee	(87,651)	7,620	(56,466)
Stock-based compensation	289,578		880,595	789,679
Transaction cost				330,324
Write off of amounts receivable			38,809	873
Amounts receivable	(274,101)	(115,717)	(373,241)	(361,854)
Advance				103,495
Prepaids			(128,829)	(26,434)
Inventory	143,199	(159,095)	(437,002)	(454,737)
Trade payables and accrued liabilities	(221,158)	102,343	531,434	(371,586)
Due to related parties	28,751	(41,006)	(38,129)	46,276
Net Cash Used In Operating Activities	(1,198,205)	(223,799)	(2,555,810)	(2,139,327)
Investing Activities
Business combination, net of cash acquired				(2,048,158)
Investment in NMG Ohio, LLC	(16,469)	(30,000)	(1,854,883)	(77,600)
Investment in GLDH	(512,506)		(6,650,641)
Other investments	(144,613)		(255,980)
Purchase of property and equipment	(429,780)	(43,872)	(368,162)	(564,305)
Convertible loan receivable	(14,941)		(52,225)
Net Cash Used In Investing Activities	(1,118,309)	(73,872)	(9,181,891)	(2,690,063)
Financing Activities
Issuance of shares, net of share issue costs	75,549		21,561,568	4,806,025
Share subscriptions received	15,291
Loans obtained			5,217,547
Loans repaid			(6,656,444)
Financing Activities	90,840		20,122,671	4,806,025
Effect of exchange rate changes on cash	119,193	73,315	294,909	(18,382)
Net Increase in Cash	(2,106,481)	(224,356)	8,679,879	(41,747)
Cash-Beginning of Period	9,004,716	324,837	324,837	366,584
Cash - End of Period	$ 6,898,235	$ 100,481	$ 9,004,716	$ 324,837